Commitments and Contingencies (Details Narrative)		1 Months Ended	12 Months Ended
	May 03, 2017 ft²	Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Area of land | ft²	3,577
Annual increase in base rent, percentage	0.02
Lease term description	This lease is terminable by the landlord if damage causes the property to no longer be utilized as an integrated whole and by the Company if damage causes the facility to be unusable for a period of 45 days.	Company entered into a lease amendment whereby agreed to extend the lease term through November of 2026
Notes Payable		$ 42,500		$ 15,000
Accrued expenses		7,500
Base rent			$ 2,162
Rent expense			$ 56,646	51,292
Operating lease treasury rate			0.12%
Operating lease, right-use of asset		189,600	$ 157,760	$ 148,693
Operating lease liability		$ 189,600	$ 157,760
Weighted average remaining lease term			6 years
Weighted average discount rate			0.12%
Operating lease payment			$ 158,080
Gel-Del Technologies, Inc [Member]
Operating lease payment			$ 330,000